General	12 Months Ended
Dec. 31, 2016
General [Abstract]
GENERAL

NOTE 1 - GENERAL

Metalink Ltd. (the "Company") is an Israeli company, which until the sale of the WLAN operations described below in February 2010 was engaged in the WLAN business and since then, conducted only limited business activities related to its DSL business, which, since March 2015, it no longer conducts. Until March 2015, the Company operated in one business segment and generated revenues from the sale of its products mainly in Asia. The Company's current plan of operation is to consider strategic alternatives, including a possible business combination, other strategic transaction with a domestic or foreign, private or public operating entity or a "going private" transaction, including with any of its affiliates, and, to a limited extent, voluntary liquidation.

Sales of the WLAN operation

On February 15, 2010 the Company has completed the sale of the wireless local area network (WLAN) business to Lantiq, a then newly-formed fabless semiconductor company funded by Golden Gate Capital for up to $16,604 in cash as follows:

●	$5,700 was paid concurrently with the closing, of which $3,750 was used to repay the first installment under Metalink's loan agreement with an institutional investor.

●	$2,000 was paid throughout the year 2010;

●	Earn-out payments of up to an aggregate $8,000, contingent upon the acquired business achievement of specified performance targets through March 2012. Those targets were not achieved.

Since then and until 2015 the Company has continued to support only its DSL activities. In the beginning of 2015 the Company shipped its last purchase order of DSL chips which marked the last order that will be received in the future for its DSL chips. Since then, the Company had no revenue - producing operations.

On March 8, 2010 the NASDAQ staff informed the Company that it has regained compliance with the minimum bid price requirement in Listing Rule 5550(a)(2) and the minimum shareholders' equity requirement in Listing Rule 5550(b)(1). On April 21, 2011, the company's ordinary shares were delisted from The NASDAQ Capital Market and are currently quoted on the "OTCQB" market under the symbol "MTLK".